TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 243,365	$ 277,733
Gross carrying amount
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	248,419	283,322
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ (5,054)	$ (5,589)